FORM N-SAR
									SEMI-ANNUAL REPORT
				FOR REGISTERED INVESTMENT COMPANIES
Registrant Name  Empire Fid Invest Variable Annuity Acct A
File Number						      811-06388
					Registrant CIK Number:        0000878467
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										Header Screen
 Report for six month period ending:   /  /    (a)
								or fiscal year ending: 12/31/07(b)
			Is this a transition report? (Y or N): N
Is this an amendment to a previous filing? (Y or N): N

1.A)  Registrant Name:  Empire Fid Invest Variable Annuity Acct A
	B)  File Number:	  811-06388
	C)  Telephone Number: 212 335 5082
2.A)  Street: 200 Liberty Street, One World Financial Center
B)  City: New York     C) State: NY   D) Zip Code: 10281 Zip Ext.:
	E)  Foreign Country:					         Foreign Postal Code:
3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- Y
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		UNIT INVESTMENT TRUSTS			filed for ALLSeries.
111.A) Depositor Name: Empire Fidelity Investments Life
 Insurance Company
 B) File Number (if any): 000-0000
	C) City: New York		     State: NY   Zip Code:10281  Zip Ext.:
				Foreign Country:				Foreign Postal Code:
112.A) Sponsor Name:
	B) File Number (if any): 000-0000
	C) City:		State:	Zip Code:	Zip Ext.:
				Foreign Country:				Foreign Postal Code:
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113.A) Trustee Name:
	B) City:		State:	Zip Code:	Zip Ext.:
				Foreign Country:				Foreign Postal Code:
114.A) Principal Underwriter Name:  Fidelity Brokerage Services LLC
	B) File Number (if any): 8-41518
	C) City:     Boston	 State: MA  Zip Code: 02109 Zip Ext.:
				Foreign Country:				Foreign Postal Code:
115.A) Independent Public Accountant Name: PricewaterhouseCoopers LLP
	B) City: Boston	State: MA  Zip Code: 02109   Zip Ext.:
				Foreign Country:				Foreign Postal Code:
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116. Family of investment companies information:
	A)		Is Registrant part of a family of investment companies? (Y or N)   Y
	B)		Identify the family in 10 letters: FIDELITYZZ
(NOTE: In filing this form, use this identification
 	consistently for all investment companies in
	the family. This designation is for purposes
						of this form only.)
117.  A) Is Registrant a separate account of an insurance company? Y
If answer is 'Y' (Yes), are any of the following types
			of contracts funded by the Registrant:
			B) Variable annuity contracts? (Y/N) ---Y--------------
C) Scheduled premium variable life contracts? (Y/N) --N-
D) Flexible premium variable life contracts? (Y/N) ---N-
E) Other types of insurance products registered under
					the Securities Act of 1933? (Y/N) -----------------N-
118.			State the number of series existing at the end of the period
				that had securities registered under the Securities Act of
				1933 --1-
119.			State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period - 0
120.			State the total value of portfolio securities on the date of deposit
				for the new series included in item 119 ($000 omitted) --N/A---- $
121.			State the number of series for which a current prospectus was in existence at the period end ------1--------------------------
122.			State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
current period -------0----------------------------------------
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123.			State the total value of the additional units considered in
				answering item 122 ($000 omitted) ------------------------------ $0
124.			State the total value of units of prior series that
 				were placed in the portfolios of subsequent series
			 during the current period (the value of these units is
				to be measured on the date they were placed in the
	    subsequent series)($000 omitted) ----------------- $0
125. State the total dollar amount of sales loads collected
    (before reallowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter
     which is an affiliated person of the principal
	    underwriter during the current period solely from
				the sale of units of all series of Registrant		     			($000 omitted) --- $0
126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
    operations in Registrant's units (include the sales
    loads, if any, collected on units of a prior series
    placed in the portfolio of a subsequent series.)
    $000 omitted) ----------------------------------- $0
127. List opposite the appropriate description below the
number of series whose portfolios are invested primarily
(based upon a percentage of NAV) in each type of security
shown, the aggregate total assets at market value as of a
date at or near the end of the current period of each such
group of series and the total income distributions made
 by each such group of series during the current period
(excluding distributions of realized gains, if any):
				          Number of    Total Assets     Total Income
			             Series         $000        Distributions
                Investing       omitted)   ($000 omitted)
               ----------     ------------   ------------
A) U.S. Treasury direct
				issue ---------                $	      $
B) U.S. Government agency --	          $	      $
C) State and municipal
   tax-free ----------------	          $	      $
D) Public utility debt -----	          $	      $
E) Brokers or dealers debt or
   debt of brokers' or dealers'
   parent ------------------	          $	      $
F) All other corporate intermed.
   & long term debt --------	          $	      $
G) All other corporate
   short-term debt ---------	          $    	      $
H) Equity securities of brokers
   or dealers or parents of
   brokers or dealers ------	          $	      $
I) Investment company equity
   securities --------------	          $	      $
J) All other equity
   securities --------------   1     $1,546,992	  $0
K) Other securities --------	       $              $
L) Total assets of all series
   of registrant -----------			     $1,546,992	  $0
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128. Is the timely payment of principal and interest on any
of	the portfolio securities held by any of Registrant's
series at the end of the current period insured or
guaranteed by an entity other than the issuer? (Y or N) -N-
[If answer is 'N' (No), go to item 131.]
131. Total expenses incurred by all series of Registrant
during the current reporting period ($000 omitted)--$9,492
132. List the "811" (Investment Company Act of 1940)
     registration number for all Series of Registrant
     that are being included in this filing:

	811-06388	811-		811-	811-	811-
	811-	811-		811-	811-	811-
	811-	811-		811-	811-	811-
	811-	811-		811-	811-	811-
	811-	811-		811-	811-	811-
	811-	811-		811-	811-	811-
	811-	811-		811-	811-	811-
	811-	811-		811-	811-	811-
	811-	811-		811-	811-	811-
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Signature Page
The following form of signature shall follow items 79, 85, 88,
104, 110 or 132 as appropriate. This report is signed on
behalf of the registrant (or depositor or trustee).
City of: Boston	 State of: MA        Date: 2/27/08
Name of Registrant, Depositor or Trustee: Empire Fid Invest Var Annuity Acct A By (Name and Title): David A. Golino, Chief Financial Officer
Witness (Name and Title): Morgan McEwen, General Accountant IV
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